Share Based Compensations - Schedule of Stock Option Activity (Details) - USD ($)			12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024
Schedule of Stock Option Activity [Abstract]
Number of Options Outstanding, Balance		216,426	694,952
Weighted Average Exercise Price, Balance	[1]	$ 1	$ 1.05
Weighted-average remaining contractual term (in years), Balance		2 years 10 months 20 days	3 years 5 months 12 days
Aggregate intrinsic value, Balance	[1]	$ 10,821	$ 2,772,858
Number of Options, Outstanding, Options exercisable			146,328
Weighted Average Exercise Price, Options exercisable	[1]		$ 1
Weighted-average remaining contractual term (in years), Options exercisable			2 years 1 month 6 days
Aggregate intrinsic value, Options exercisable	[1]		$ 591,165
Number of Options, Granted			488,526
Weighted Average Exercise Price, Granted	[1]		$ 1.07
Weighted-average remaining contractual term (in years), Granted			4 years 1 month 13 days
Aggregate intrinsic value, Granted	[1]		$ 1,939,448
Number of Options, Forfeited			10,000
Weighted Average Exercise Price, Forfeited	[1]		$ 1.07
Weighted-average remaining contractual term (in years), Forfeited
Aggregate intrinsic value, Forfeited	[1]		$ 39,800

[1]	Reflets the Repricing. The weighted-average grant-date fair value of options as of December 31, 2024 and 2023 was $1.06 and $1.09, respectively. Options to purchase an aggregate of 287,922 Ordinary Shares were granted during 2022 and no options were granted during 2023. As of December 31, 2024, the Company had 548,624 unvested options. As of December 31, 2024, the unrecognized compensation cost related to all unvested options of $334,168 is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 2.57 years.